UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3275

Legg Mason Partners Investment Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: September 30, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INVESTMENT FUNDS, INC.

LEGG MASON PARTNERS INVESTMENT GRADE

BOND FUND

FORM N-Q

SEPTEMBER 30, 2006

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
CORPORATE BONDS & NOTES - 77.6%
Aerospace & Defense - 0.2%
$ 1,640,000	BBB+	Lockheed Martin Corp., Notes, 6.150% due 9/1/36 (a)	$1,724,563

Airlines - 0.3%
2,440,000	BBB+	Qantas Airways Ltd., Notes, 6.050% due 4/15/16 (a)	2,456,612

Automobiles - 2.3%
6,160,000	BBB	DaimlerChrysler Corp., Debentures, 7.450% due 3/1/27	6,587,202
5,000,000	B	Ford Motor Co., Notes, 7.450% due 7/16/31	3,887,500
8,520,000	B-	General Motors Corp., Senior Debentures, 8.375% due 7/15/33	7,412,400

		Total Automobiles	17,887,102

Beverages - 0.9%
7,125,000	A-	Diageo Capital PLC, Notes, 4.850% due 5/15/18	6,669,164

Capital Markets - 3.5%
6,025,000	A+	Goldman Sachs Group Inc., Notes, 6.125% due 2/15/33	6,021,457
		Kaupthing Bank HF, Notes:
2,550,000	A1(b)	5.750% due 10/4/11 (a)	2,537,760
5,100,000	A2(b)	7.125% due 5/19/16 (a)	5,370,372
5,000,000	A+	Lehman Brothers Holdings Inc., Senior Notes, 8.800% due 3/1/15	6,069,175
7,280,000	AA-	UBS Preferred Funding Trust, Subordinated Notes, Series 1, 6.243% due 5/15/16 (c)*	7,537,450

		Total Capital Markets	27,536,214

Chemicals - 0.8%
5,000,000	A	PPG Industries Inc., Debentures, 9.000% due 5/1/21	6,484,615

Commercial Banks - 5.7%
		Glitnir Banki HF:
1,110,000	BBB	Bonds, 7.451% due 9/14/16 (a)*	1,140,971
2,550,000	A-	Notes, 6.330% due 7/28/11 (a)	2,605,396
3,710,000	BBB+	Subordinated Notes, 6.693% due 6/15/16 (a)(c)	3,797,638
9,510,000	A	RBS Capital Trust III, Subordinated Notes, 5.512% due 9/30/14 (c)*	9,255,142
5,590,000	BBB-	Resona Preferred Global Securities Cayman Ltd., Bonds, 7.191% due 7/30/15 (a)(c)*	5,794,980
8,770,000	A3(b)	Russian Agricultural Bank, Notes, 7.175% due 5/16/13 (a)	9,142,725
6,275,000	BBB-	Shinsei Finance Cayman Ltd., Bonds, 6.418% due 7/20/16 (a)(c)*	6,243,267
475,000	A+	SunTrust Bank, Subordinated Notes, 5.450% due 12/1/17	474,614
5,910,000	A+	Wachovia Corp., Senior Notes, 5.700% due 8/1/13	6,053,548

		Total Commercial Banks	44,508,281

Commercial Services & Supplies - 0.3%
2,230,000	BBB	Waste Management Inc., Senior Notes, 7.750% due 5/15/32	2,682,043

Consumer Finance - 1.5%
5,130,000	A	American Express Co., Subordinated Debentures, 6.800% due 9/1/66 (c)	5,425,775
1,580,000	BBB	American General Finance Corp., Medium-Term Notes, 5.750% due 9/15/16	1,601,302
5,025,000	BB	General Motors Acceptance Corp., Notes, 6.875% due 9/15/11	5,003,543

		Total Consumer Finance	12,030,620

Diversified Financial Services - 10.3%
4,850,000	Baa3(b)	AES El Salvador Trust, 6.750% due 2/1/16 (a)	4,813,402
4,860,000	BBB+	Aiful Corp., Notes, 5.000% due 8/10/10 (a)(d)	4,729,796
4,600,000	BBB+	Capital One Bank, Notes, 5.750% due 9/15/10	4,671,374
7,400,000	A	CIT Group Funding Co. of Canada, Senior Notes, 5.200% due 6/1/15	7,224,420
7,090,000	A	Countrywide Home Loans Inc., Medium-Term Notes, Series M, 4.125% due 9/15/09	6,873,081

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Diversified Financial Services - 10.3% (continued)
		General Electric Capital Corp.:
$ 8,775,000	AAA	Global Medium-Term Notes, 6.000% due 6/15/12	$9,128,167
1,000,000	AAA	Medium-Term Notes, Series A, 6.750% due 3/15/32	1,146,742
7,000,000	A-	Goldman Sachs Capital I, Capital Securities, 6.345% due 2/15/34	6,977,845
3,880,000	A	ILFC E-Capital Trust I, 5.900% due 12/21/65 (a)(c)	3,912,068
6,950,000	AA-	International Lease Finance Corp., Notes, 5.875% due 5/1/13	7,142,835
6,600,000	A	JPMorgan Chase & Co., Subordinated Notes, 6.625% due 3/15/12	7,008,184
1,640,000	BBB	MUFG Capital Finance 1 Ltd., 6.346% due 7/25/16 (c)*	1,656,297
4,600,000	BBB-	Residential Capital Corp., Notes, 6.000% due 2/22/11	4,598,763
1,810,000	BB+	TNK-BP Finance SA, 7.500% due 7/18/16 (a)	1,894,219
4,920,000	BBB	ZFS Finance USA Trust I, Bonds, 6.150% due 12/15/65 (a)(c)	4,900,807
4,480,000	BBB	ZFS Finance USA Trust II, Bonds, 6.450% due 12/15/65 (a)(c)	4,438,806

		Total Diversified Financial Services	81,116,806

Diversified Telecommunication Services - 7.1%
2,770,000	A	AT&T Corp., Senior Notes, 8.000% due 11/15/31 (d)	3,395,848
		British Telecommunications PLC:
1,500,000	BBB+	Bonds, 8.875% due 12/15/30	2,006,856
830,000	BBB+	Notes, 8.375% due 12/15/10	930,961
5,815,000	A-	Deutsche Telekom International Finance, Senior Notes, 5.750% due 3/23/16	5,699,503
		Embarq Corp.,
		Notes:
2,260,000	BBB-	6.738% due 6/1/13	2,328,361
3,530,000	BBB-	7.995% due 6/1/36	3,748,909
		France Telecom SA,
		Notes:
2,750,000	A-	7.750% due 3/1/11	3,015,661
1,750,000	A-	8.500% due 3/1/31	2,290,082
		Koninklijke KPN NV,
		Senior Notes:
2,370,000	BBB+	8.000% due 10/1/10	2,562,683
2,240,000	BBB+	8.375% due 10/1/30	2,575,079
5,000,000	A	SBC Communications Inc., Bonds, 6.450% due 6/15/34	5,037,470
390,000	BBB+	Telecom Italia Capital, Senior Notes, 7.200% due 7/18/36	402,087
5,000,000	BBB+	Telecom Italia Capital SpA, Senior Notes, 6.000% due 9/30/34	4,484,505
7,000,000	BBB+	Telefonica Emisiones SAU, 7.045% due 6/20/36	7,410,977
		Verizon Global Funding Corp.:
		Notes:
4,000,000	A	7.375% due 9/1/12	4,380,444
2,000,000	A	7.750% due 6/15/32	2,298,656
3,720,000	A	Senior Notes, 5.850% due 9/15/35	3,516,639

		Total Diversified Telecommunication Services	56,084,721

Electric Utilities - 5.2%
3,000,000	BBB	Carolina Power & Light Co., First Mortgage Bonds, 6.125% due 9/15/33	3,094,113
5,000,000	A-	Commonwealth Edison Co., Secured Notes, 5.875% due 2/1/33	4,903,700
570,000	BBB-	Empresa Nacional de Electricidad SA, 8.350% due 8/1/13	640,548
4,950,000	BBB+	Entergy Gulf States Inc., First Mortgage Bonds, 6.200% due 7/1/33	4,737,516
		FirstEnergy Corp.,
		Notes:
4,140,000	BBB-	Series B, 6.450% due 11/15/11	4,323,431
8,850,000	BBB-	Series C, 7.375% due 11/15/31	10,263,354
7,710,000	BBB	Pacific Gas & Electric Co., First Mortgage Bonds, 6.050% due 3/1/34	7,780,747
4,000,000	BBB-	Progress Energy Inc., Senior Notes, 7.750% due 3/1/31	4,860,652

		Total Electric Utilities	40,604,061

Food & Staples Retailing - 1.4%
1,880,000	BBB+	CVS Corp., Senior Notes, 5.750% due 8/15/11	1,906,474
3,750,000	BBB-	Kroger Co., Senior Notes, 6.750% due 4/15/12	3,946,395
5,000,000	BBB-	Safeway Inc., Notes, 5.800% due 8/15/12	5,011,620

		Total Food & Staples Retailing	10,864,489

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Food Products - 1.0%
$ 5,700,000	A	Campbell Soup Co., Debentures, 8.875% due 5/1/21	$7,444,821

Gas Utilities - 0.6%
4,750,000	BBB+	AGL Capital Corp., Senior Notes, 4.950% due 1/15/15 (d)	4,509,850

Health Care Equipment & Supplies - 0.4%
3,340,000	A-	Baxter International Inc., Senior Notes, 5.900% due 9/1/16	3,436,683

Health Care Providers & Services - 3.6%
3,500,000	A-	Aetna Inc., Senior Notes, 6.000% due 6/15/16 (d)	3,606,187
4,290,000	BB+	HCA Inc., Senior Notes, 6.500% due 2/15/16	3,453,450
4,750,000	BBB	Humana Inc., Senior Notes, 6.300% due 8/1/18	4,810,724
1,860,000	BBB+	Quest Diagnostic Inc., Senior Notes, 5.125% due 11/1/10	1,843,104
6,800,000	A	UnitedHealth Group Inc., Senior Notes, 5.000% due 8/15/14	6,592,199
3,380,000	BBB	Universal Health Services Inc., Notes, 7.125% due 6/30/16	3,566,383
4,390,000	BBB+	WellPoint Health Networks Inc., Notes, 6.375% due 1/15/12	4,575,938

		Total Health Care Providers & Services	28,447,985

Hotels, Restaurants & Leisure - 0.6%
		Harrah’s Operating Co. Inc.,
		Senior Notes:
720,000	BB+	5.500% due 7/1/10	709,651
4,700,000	BB+	5.750% due 10/1/17	4,306,901

		Total Hotels, Restaurants & Leisure	5,016,552

Household Durables - 1.4%
4,910,000	BB	K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	4,897,725
6,750,000	BBB	Lennar Corp., Senior Notes, Series B, 5.600% due 5/31/15	6,430,016

		Total Household Durables	11,327,741

Independent Power Producers & Energy Traders - 0.8%
6,250,000	BB+	TXU Corp., Senior Notes, Series R, 6.550% due 11/15/34	5,917,962

Industrial Conglomerates - 0.6%
4,000,000	BBB+	Tyco International Group SA, Notes, 6.875% due 1/15/29	4,466,232

Insurance - 1.6%
4,005,000	BBB	Infinity Property & Casualty Corp., Senior Notes, Series B, 5.500% due 2/18/14	3,895,932
1,790,000	BBB	Liberty Mutual Group Inc., Bonds, 7.500% due 8/15/36 (a)	1,926,095
4,500,000	BBB-	Stingray Pass-Through Trust Certificates, Medium-Term Notes, 5.902% due 1/12/15 (a)	4,410,810
2,220,000	BBB-	Willis North America Inc., Senior Notes, 5.625% due 7/15/15	2,133,600

		Total Insurance	12,366,437

IT Services - 0.6%
		Electronic Data Systems Corp.,
		Notes:
2,490,000	BBB-	7.125% due 10/15/09	2,606,129
2,000,000	BBB-	7.450% due 10/15/29	2,201,036

		Total IT Services	4,807,165

Media - 6.6%
		Comcast Corp.,
		Notes:
4,870,000	BBB+	7.050% due 3/15/33	5,231,105
13,435,000	BBB+	6.450% due 3/15/37	13,486,174
4,411,000	BBB-	Cox Communications Inc., Notes, 7.750% due 11/1/10	4,764,480
5,000,000	BBB	News America Holdings Inc., Senior Debentures, 8.500% due 2/23/25	5,910,395
5,000,000	BBB+	Time Warner Cos. Inc., Debentures, 7.570% due 2/1/24	5,424,585
3,500,000	BBB+	Time Warner Entertainment Co., LP, Senior Notes, 8.375% due 7/15/33	4,140,031

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Media - 6.6% (continued)
$ 3,500,000	BBB+	Time Warner Inc., Debentures, 7.700% due 5/1/32 (d)	$3,920,161
		Viacom Inc.,
		Senior Notes:
3,450,000	BBB	5.750% due 4/30/11 (a)	3,446,540
5,000,000	BBB	8.625% due 8/1/12	5,638,595

		Total Media	51,962,066

Multi-Utilities - 3.1%
7,100,000	A	Consolidated Edison Co. of New York, Senior Notes, 5.375% due 12/15/15	7,082,591
4,925,000	BBB	Dominion Resources Inc., Senior Notes, Series B, 5.950% due 6/15/35	4,798,290
4,725,000	BBB+	Sempra Energy, Senior Notes, 4.621% due 5/17/07	4,702,802
8,175,000	BBB+	United Utilities PLC, Bonds, 4.550% due 6/19/18	7,315,856

		Total Multi-Utilities	23,899,539

Multiline Retail - 0.7%
5,150,000	BBB	May Department Stores Co., Debentures, 6.700% due 7/15/34	5,139,633

Oil, Gas & Consumable Fuels - 6.9%
460,000	BBB-	Amerada Hess Corp., Notes, 7.300% due 8/15/31	519,549
5,970,000	BBB-	Anadarko Petroleum Corp., Senior Notes, 6.450% due 9/15/36	6,118,337
4,800,000	A-	Burlington Resources Finance Co., Senior Notes, 6.680% due 2/15/11	5,068,992
4,940,000	A-	ConocoPhillips Holding Co., Senior Notes, 6.950% due 4/15/29	5,714,370
2,420,000	BBB	Devon Energy Corp., Debentures, 7.950% due 4/15/32	2,997,410
700,000	BB+	Kerr-McGee Corp., Notes, 7.875% due 9/15/31	849,713
		Kinder Morgan Energy Partners LP:
1,000,000	BBB+	Notes, 7.125% due 3/15/12	1,061,288
2,650,000	BBB+	Senior Notes, 5.800% due 3/15/35	2,418,716
3,400,000	BBB	Kinder Morgan Finance Company, ULC, Notes, 6.400% due 1/5/36	3,053,924
5,000,000	BBB	Ocean Energy Inc., Senior Notes, 7.500% due 9/15/27	5,746,675
12,440,000	BBB	Pemex Project Funding Master Trust, Notes, 6.625% due 6/15/35 (a)	12,237,850
1,110,000	Baa2(b)	Petrobras International Finance Co., Senior Notes, 6.125% due 10/6/16	1,105,282
5,050,000	BBB-	Valero Energy Corp., Notes, 4.750% due 6/15/13	4,815,246
2,225,000	BBB	XTO Energy Inc., Senior Notes, 6.100% due 4/1/36	2,208,428

		Total Oil, Gas & Consumable Fuels	53,915,780

Paper & Forest Products - 0.8%
5,860,000	BBB	Weyerhaeuser Co., Notes, 6.750% due 3/15/12	6,131,429

Pharmaceuticals - 0.8%
5,850,000	A	Wyeth, Notes, 6.500% due 2/1/34	6,335,410

Real Estate Investment Trusts (REITs) - 1.4%
1,720,000	BBB	Boston Properties LP, Senior Notes, 6.250% due 1/15/13	1,787,693
4,750,000	A-	ERP Operating LP, Notes, 5.250% due 9/15/14	4,674,679
4,825,000	BBB	iStar Financial Inc., Senior Notes, 5.150% due 3/1/12	4,712,785

		Total Real Estate Investment Trusts (REITs)	11,175,157

Road & Rail - 1.4%
		Union Pacific Corp.:
4,210,000	BBB	Debentures, 6.625% due 2/1/29	4,614,375
6,700,483	A	Pass-Through Certificates, 4.698% due 1/2/24	6,391,356

		Total Road & Rail	11,005,731

Thrifts & Mortgage Finance - 1.5%
		Washington Mutual Inc.:
7,125,000	A-	Notes, 4.200% due 1/15/10	6,904,011
4,990,000	BBB+	Subordinated Notes, 4.625% due 4/1/14	4,665,101

		Total Thrifts & Mortgage Finance	11,569,112

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	RATING‡	SECURITY	VALUE
Tobacco - 0.4%
$ 2,880,000	BBB	Altria Group Inc., Notes, 7.000% due 11/4/13	$3,144,551

Wireless Telecommunication Services - 3.3%
		New Cingular Wireless Services Inc.:
1,800,000	A	Notes, 8.125% due 5/1/12 (d)	2,028,341
3,675,000	A	Senior Notes, 8.750% due 3/1/31 (d)	4,711,688
		Sprint Capital Corp.,
		Notes:
2,000,000	BBB+	8.375% due 3/15/12	2,244,044
9,105,000	BBB+	8.750% due 3/15/32	11,135,297
6,200,000	A-	Vodafone Group PLC, Notes, 5.000% due 9/15/15	5,858,175

		Total Wireless Telecommunication Services	25,977,545

		TOTAL CORPORATE BONDS & NOTES (Cost - $607,944,078)	608,646,672

MUNICIPAL BOND - 0.2%
Illinois - 0.2%
1,700,000	AA	Illinois State GO, 5.100% due 6/1/33 (Cost - $1,560,704)	1,628,991

SOVEREIGN BONDS - 3.9%
Canada - 2.4%
5,600,000	A+	Province of Nova Scotia, Debentures, 7.250% due 7/27/13	6,296,102
5,000,000	A+	Province of Quebec, Debentures, 7.500% due 9/15/29	6,433,720
5,000,000	AA	Province of Saskatchewan, Debentures, 8.000% due 2/1/13	5,801,940

		Total Canada	18,531,762

Italy - 0.6%
4,700,000	AA-	Republic of Italy, Senior Notes, 5.625% due 6/15/12	4,848,858

Mexico - 0.9%
6,800,000	A	Corporacion Andina de Fomento, Notes, 6.875% due 3/15/12	7,254,764

		TOTAL SOVEREIGN BONDS (Cost - $30,034,603)	30,635,384

U.S. GOVERNMENT OBLIGATIONS - 13.2%
2,960,000		U.S. Treasury Bonds, 4.500% due 2/15/36	2,837,208
		U.S. Treasury Notes:
53,000,000		4.875% due 8/15/09	53,376,830
14,350,000		4.875% due 7/31/11	14,520,980
33,000,000		4.625% due 8/31/11	33,046,431

		TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost - $103,377,290)	103,781,449

		TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $742,916,675)	744,692,496

SHORT-TERM INVESTMENTS - 3.9%
U.S. Government Agency - 0.0%
260,000		Federal National Mortgage Association (FNMA), Discount Notes, 5.197% due 6/25/07 (e)(f)	250,500

See Notes to Schedule of Investments.

LEGG MASON PARTNERS INVESTMENT GRADE BOND FUND

Schedule of Investments (unaudited) (continued)	September 30, 2006

FACE AMOUNT	SECURITY	VALUE
Repurchase Agreement - 3.9%
$ 30,777,000	Nomura Securities International Inc. repurchase agreement dated 9/29/06, 5.330% due 10/2/06; Proceeds at maturity - $30,790,670; (Fully collateralized by various U.S. Government Agency Obligations, 4.800% to 5.250% due 2/12/07 to 8/14/13; Market value - $31,393,431)	$30,777,000

	TOTAL SHORT-TERM INVESTMENTS (Cost - $31,027,394)	31,027,500

	TOTAL INVESTMENTS - 98.8% (Cost - $773,944,069#)	775,719,996
	Other Assets in Excess of Liabilities - 1.2%	9,342,919

	TOTAL NET ASSETS - 100.0%	$785,062,915

‡	All ratings are by Standard & Poor’s Ratings Service, unless otherwise noted.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Rating by Moody’s Investors Service.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2006.

(d)	All or a portion of this security is segregated for open futures contracts.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Rate shown represents yield-to-maturity.

*	Security has no maturity date. The date shown represents the next call date.

#	Aggregate cost for federal income tax purposes is substantially the same.

See pages 7 and 8 for definitions of ratings.

Abbreviation used in this schedule:

GO — General Obligation

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s’) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D — Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”) — Numerical Modifiers 1,2 and 3 may be applied to each generic rating from “Aa” to “Caa”. Where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.

Ca — Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-coming.

C — Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch Ratings Service.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Partners Investment Grade Bond Fund (formerly known as Smith Barney Investment Grade Bond Fund ) (the “Fund”) is a separate diversified series of Legg Mason Partners Investments Funds, Inc. (formerly known as Smith Barney Investment Funds Inc.) (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Financial Futures Contracts. The Fund may enter into financial futures contracts typically to hedge a portion of the portfolio. Upon entering into a financial futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the financial futures contracts. Subsequent payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuation in the value of the underlying financial instruments. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. When the financial futures contracts are closed, a realized gain or loss is recognized equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts.

The risks associated with entering into financial futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in financial futures contracts involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$15,200,253
Gross unrealized depreciation	(13,424,326)

Net unrealized appreciation	$1,775,927

At September 30, 2006, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury, 10-Year Notes	24	12/06	$2,564,880	$2,593,500	$(28,620)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Investment Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: November 28, 2006

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: November 28, 2006